Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2018
Accumulated other comprehensive income

17. Accumulated other comprehensive income

Changes in each component of AOCI for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	2,041,005	1,469,308	1,521,163
Cumulative effect of change in accounting principles	—	330	—
AOCI, balance at beginning of fiscal year, adjusted	2,041,005	1,469,638	1,521,163
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year, previously reported	1,747,607	1,409,459	1,461,302
Cumulative effect of change in accounting principles	—	(85)	—
Balance at beginning of fiscal year, adjusted	1,747,607	1,409,374	1,461,302
Unrealized holding gains (losses) during year	(189,479)	273,844	282,141
Less: reclassification adjustments for losses (gains) included in net income	(148,669)	(221,916)	(186,858)

Change during year	(338,148)	51,928	95,283

Balance at end of fiscal year	1,409,459	1,461,302	1,556,585
Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	129,179	6,310	(5,535)
Cumulative effect of change in accounting principles	—	415	—
Balance at beginning of fiscal year, adjusted	129,179	6,725	(5,535)
Foreign currency translation adjustments during year	(122,081)	(11,920)	(26,936)
Less: reclassification adjustments for losses (gains) included in net income	(788)	(340)	(2,605)

Change during year	(122,869)	(12,260)	(29,541)

Balance at end of fiscal year	6,310	(5,535)	(35,076)
Pension liability adjustments:
Balance at beginning of fiscal year	164,219	53,539	65,396
Unrealized gains (losses) during year	(107,497)	11,561	157,737
Less: reclassification adjustments for losses (gains) included in net income	(3,183)	296	(2,748)

Change during year	(110,680)	11,857	154,989

Balance at end of fiscal year	53,539	65,396	220,385
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(571,697)	51,525	220,731

AOCI, balance at end of fiscal year	1,469,308	1,521,163	1,741,894

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2018:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	269,808	(82,828)	186,980	(122)	186,858	Investment gains (losses)—net
Foreign currency translation adjustments	2,605	—	2,605	—	2,605	Investment gains (losses)—net
Pension liability adjustments	2,560	190	2,750	(2)	2,748	Salaries and employee benefits

Total	274,973	(82,638)	192,335	(124)	192,211

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.